Short-Term Loans from Banks and Others (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of composition
			Total Short-term loan
	Interest rate	Linkage	December 31,
(USD in thousands)%		basis	2021	2020
Due to banks	Prime plus 2.5% Prime plus 3.5%	NIS	$—	884
Due to others		RMB	$1,657	—
			$1,657	884